Borrowings and other financial liabilities	12 Months Ended
Jun. 30, 2024
Borrowings [abstract]
Borrowings and other financial liabilities
(13) Borrowings and other financial liabilities

	June 30, 2024		June 30, 2023
	Current	Non-current	Current	Non-current

	(In thousands of US Dollars)
Convertible Notes - AgCentral Energy	—	—	14,281	—
Senior Convertible Notes - AgCentral Energy and Nabors Lux	—	—	—	7,134
Shareholders Loan - AgCentral Energy	—	—	5,531	—
Promissory Note - EDF	—	5,869	—	—
Backstop Agreement - Nabors	—	6,953	—	—
	—	12,821	19,812	7,134
a)Promissory Note – EDF
On December 18, 2023, Vast Intermediate HoldCo Pty Ltd (HoldCo) issued a Promissory Note to EDF Australia Pacific Pty Ltd (EDF). The key contractual terms of the Promissory Note have been summarised below:
(1)The Noteholder is EDF Australia Pacific Pty Ltd.
(2)The Promissory Note has a Face Value equivalent to EURO 10,000,000 converted into US $10,831,953 at the USD:EUR exchange rate on Bloomberg on the Closing Date.
(3)The Promissory Note will accrue interest at 3% per annum. Interest accrues daily on the daily balance of the outstanding principal amount.
(4)The Promissory Note has a term of 5 years from the date of issuance; however the maturity date may be extended for a period of 2 years at HoldCo’s option by written notice to EDF. On written notice from HoldCo, EDF must extend.
(5)EDF has the right to exchange all or any portion of the outstanding principal amount and interest on the Promissory Note into ordinary shares of Vast at an exchange rate of US $10.20 per share for a period of 5 years (7 years, if extended) following the Closing Date. Any partial exchange cannot be less than US$2,000,000. The exchange is conditional on satisfaction of an exchange condition being, EDF has invested at least US$20,000,000 in the project entity of a CSP Project (as defined in the Promissory Note). The project entity of a CSP Project pertains to the standalone entity incorporated for the purpose of developing the CSP Project. EDF can elect to invest an amount up to 75% of the total equity contribution in to a project entity. The remaining portion is Vast’s contribution. A separate joint venture agreement will also be entered into for each approved CSP project. This is governed by the ‘Joint Development Agreement’ entered into between Vast and EDF in connection with the ‘Note Purchase Agreement’. Please refer to Note 23 – Contingent Asset, Liabilities & Commitments for further discussion on the Joint Development Agreement.
(6)New investment clause:
a)If Vast enters into an agreement with certain specified entities, pursuant to which such entities will pay or contribute funds to Vast, the terms of the agreement in respect to security or priority; duration; or interest rate should not be more favourable than that of the Promissory Note. If the terms are more favourable, then the terms of EDF's agreement will be automatically amended to match such other parties’ terms.
b)If Vast enters into an agreement to raise capital from third party strategic investors (other than the specified entities) through a privately negotiated transaction and any such funds are used to repay the Nabors Backstop Loan then the terms should be no more favourable than the terms of the Promissory
Note. If the terms are more favourable, the terms of the Promissory Note shall be automatically amended to match such more favourable terms.
As at June 30, 2024, management has evaluated that HoldCo remains in compliance with all covenants, financial (including a prohibition on the declaration or payment of dividends) and non-financial, with respect to the Promissory Note.
As at June 30, 2024, Vast has evaluated its issuance of the Promissory Note to determine if the components qualify as derivatives requiring separate recognition in Vast's financial statements. The Company has determined the new investment clause, and conversion and interest settlement features at the option of noteholder, to be an ‘embedded derivative’ requiring recognition separate from the borrowings. After the recognition of the embedded derivative, the Company recognises the Promissory Note at amortised cost, with interest expense recognised on an effective yield basis over the tenure of the Promissory Note.
The result of this accounting treatment is that the fair value of the embedded derivative is revalued at each balance sheet date and recorded as a liability, and the change in fair value during the reporting period is recorded in other income (expense) in the consolidated statement of profit or loss. The current or non-current classification of derivative instruments is reassessed at the end of each reporting period.
The embedded derivative as part of such contracts have been tabulated below:

Component	Particulars	June 30, 2024	June 30, 2023
		(In thousands of US Dollars)
Embedded derivative	Promissory Note – EDF	561	—
		561	—
On the issuance date, the Embedded derivative liability was recognised at $5.5 million. The Company’s closing share price on the first day of trading, i.e. $11.99 was used, being the closest observable market price to the valuation date. As at June 30, 2024 the valuation of the instrument was measured at $0.6 million, the reduction being predominantly driven by the significant decrease in the Company’s share price during the period since issuance ($2.28 as at June 30, 2024). The conversion option was measured at fair value through profit or loss, driving an unrealised gain of $4.9 million during the period ended June 30, 2024. Refer to volatility and effective interest rate assumptions discussed in Note 22 – Financial Instruments - Fair Value and Financial Risk management.

		Twelve Months Ended June 30,
		2024	2023
		(In thousands of US Dollars)
Interest expense by applying effective interest rate	Promissory Note – EDF	522	—
		522	—
The average effective interest rate applied during the year ended June 30, 2024 is 17.47%.
b)Nabors Backstop Agreement
On October 19, 2023, Vast entered into a Backstop Agreement (the “Nabors Backstop Agreement”) pursuant to which Nabors Lux agreed to purchase up to $15.0 million of Ordinary Shares at a purchase price of $10.20 per share (the “Nabors Backstop”).
On December 7, 2023, Nabors Lux and the Company entered into an amendment to the Nabors Backstop Agreement (the “Nabors Backstop Agreement Amendment”) pursuant to which, among other things, Nabors Lux’s commitment to purchase Ordinary Shares was reduced to up to $10.0 million. The Nabors Backstop served as a backstop for redemptions of NETC Class A Common Stock by NETC public stockholders in connection with the Capital Reorganisation and subsequent capital raised by the Company prior to or in connection with Closing from additional third parties (other than Nabors, AgCentral, CAG, EDF and their respective affiliates). The Nabors
Backstop Agreement Amendment also provided that amounts under the Nabors Backstop would be funded on or before January 9, 2024. Pursuant to the Nabors Backstop Agreement Amendment, the EDF Note Purchase Agreement did not reduce the amount to be funded under the Nabors Backstop.
Accordingly, the amount invested by Nabors pursuant to the Nabors Backstop was reduced below $10.0 million, dollar-for-dollar, by the balance of the cash remaining in the Trust Account after giving effect to any redemptions of NETC Class A Common Stock by NETC public stockholders in connection with the Capital Reorganisation (excluding the amount remaining as a result of the Canberra Subscription, but including the amount remaining as a result of the Canberra Non-Redemption Agreement). On January 12, 2024, and pursuant to the Nabors Backstop Agreement, Vast issued 681,620 Ordinary Shares to Nabors Lux for an aggregate of $7.0 million or $10.20 per share.
Vast assessed its obligations under the Backstop Agreement meet the definition of a financial liability mainly due to the fact that the contingent settlement feature is outside of the control of the Company. As such, as at June 30, 2024 the Nabors’ subscription was classified as a financial liability carried at fair value through profit or loss by application of IFRS 9. The fair value of the derivative did not change at June 30, 2024.
c)Convertible Notes - AgCentral Energy and Nabors Lux
Below is the detailed breakdown of the face value for each convertible note issuance (excluding the issuance of incremental notes by way of capitalised coupon payments) and the timing of their respective tranche payments, up to October 24, 2023, last tranche payment prior to the consummation of the Capital Reorganization:

Note	Face Value per note (AUD)	Tranche	Issuance Date	No. of notes issued	Total Face value (In thousands of AU Dollars)	Total Face value (In thousands of US Dollars)
Convertible Note 3	349.34	1	June 30, 2016	26,802	9,363	6,548
		2	September 15, 2016	715	250	172
		3	November 23, 2016	715	250	170
					9,863	6,890
Convertible Note 4	17.68	1	January 18, 2018	62,216	1,100	876
		2	January 31, 2018	5,656	100	81
		3	February 7, 2018	11,312	200	158
		4	February 26, 2018	8,484	150	118
		5	March 23, 2018	25,452	450	347
		6	May 23, 2018	11,313	200	151
		7	May 28, 2018	11,313	200	152
		8	June 12, 2018	47,511	840	640
		9	September 10, 2019	105,602	1,867	1,280
		10	September 25, 2019	70,701	1,250	848
					6,357	4,651
Convertible Note 5	0.01	1	August 11, 2020	87,500,000	875	628
		2	April 27, 2021	87,500,000	875	682
					1,750	1,310
Senior Convertible Note	USD1.00	1	February 15, 2023	2,500,000	3,604	2,500
		2	April 13, 2023	2,500,000	3,731	2,500
		3	June 27, 2023	2,500,000	3,725	2,500
		4	August 15, 2023	2,500,000	3,839	2,500
		5	October 24, 2023	2,500,000	3,931	2,500
					18,830	12,500
					36,800	25,351
Convertible Notes 3, 4 and 5 issued by Vast were subjected to the same terms, which are as follows:
(1)The Noteholder is AgCentral Energy Pty Ltd, the parent entity of Vast.
(2)The Noteholder can elect to convert any or all outstanding convertible notes into ordinary shares by providing written notice to Vast. Each outstanding note can be converted into one ordinary share (‘conversion’).
(3)Coupon interest is payable at the rate of 8% per annum on the principal outstanding. Interest accrues daily and is payable every twelve months.
(4)Within the first 18 months of issuance, Vast has the option to settle interest payments in cash or by issuance of additional convertible notes. After the first 18 months, the Noteholder has the option to choose settlement of interest by payment in cash or by issuance of additional convertible notes (‘interest settlement’). Refer to Note 19 – Issued Capital for details on conversion of these notes upon consummation of the Capital Reorganisation.
Senior Convertible Notes issued by Vast were subjected to the following terms:
(1)The Noteholder of Tranche 2 and 4 is AgCentral Energy, the parent entity of Vast. The Noteholder of Tranches 1, 3 and 5 is Nabors Lux.
(2)The Senior Convertible Notes will accrue interest at 4% per annum, ceasing when the Senior Convertible Notes are either redeemed or converted into ordinary shares. Interest is payable six months in arrears. The Company may, at its discretion (but with notice to the Noteholders), pay interest in cash or capitalise interest to the principal amount outstanding for each Senior Convertible Note.
(3)If the Company undergoes a business combination, the Senior Convertible Notes will mandatorily be converted to ordinary shares in this instance, with the conversion price based on the market price of shares at a 25% discount.
(4)If the Company undergoes a Special Purpose Acquisition Company (“SPAC”) transaction, the Senior Convertible Notes will mandatorily be converted to ordinary shares in this instance, with the conversion price fixed at $10.20.
(5)If the Company undergoes an event of default or change of control, the Noteholders may choose to either redeem the Senior Convertible Notes for cash or convert them into ordinary shares. In a conversion event, the conversion price will be based on the market price of shares at a 25% discount.
(6)The conversion of the notes is at the discretion of Vast (other than in a scenario where conversion is mandated), if they are held to maturity. Each Senior Convertible Note has a term of 18 months from the date of issuance.
Up to the consummation of the Capital Reorganization on December 18, 2023, Vast has evaluated its issuance of each convertible note, including the Senior Convertible Notes, to determine if the components qualify as derivatives requiring separate recognition in its financial statements. The Company has determined the conversion and interest settlement features at the option of noteholder, to be an ‘embedded derivative’ requiring recognition separate from the borrowings. After the recognition of the embedded derivative, the Company recognises the convertible notes at amortised cost, with interest expense recognised on an effective yield basis over the tenure of convertible notes.
The result of this accounting treatment is that the fair value of the embedded derivative is revalued at each balance sheet date and recorded as a liability, and the change in fair value during the reporting period is recorded in other income (expense) in the consolidated statement of profit or loss. The current or non-current classification of derivative instruments is reassessed at the end of each reporting period. Refer to Note 22 – Financial Instruments - Fair Value and Financial Risk management for further details.
The embedded derivative as part of such hybrid contracts i.e. convertible notes have been tabulated below:

		June 30,
Component	Particulars	2024	2023

		(In thousands of US Dollars)
Embedded derivative	Convertible Note 3	—	—
	Convertible Note 4	—	—
	Convertible Note 5	—	18
	Senior Convertible Note	—	174
		—	192
Interest expense by applying respective effective interest rate applicable to the tranches	Convertible Note 3	431	950
	Convertible Note 4	506	995
	Convertible Note 5	58	127
	Senior Convertible Note	309	94
		1,304	2,166
The average effective interest rate applied during the year ended June 30, 2024 is 22.63% (year ended June 30, 2023: 24.31%).
d)Loan from shareholder – AgCentral Energy
During the prior year, Vast received interest free loans without any covenants of approximately $5.7 million (AUD8.6 million) from its shareholder to fund its short-term working capital requirements. The shareholder loans were converted to equity at the commencement of the capital reorganization. Refer to details in (25) Capital reorganization (the “SPAC Merger”). The prior year gains arising as a result of the extension of maturity and obtaining funding at off-market terms were recognised directly in equity as a contribution by owners in their capacity as owners.
The average effective interest rate applied during the year ended June 30, 2024 is 5.90% (year ended June 30, 2023: 6.47%).

		Twelve Months Ended June 30,
		2024	2023	2022
		(In thousands of US Dollars)
Interest expense by applying effective interest rate	Shareholder Loan – AgCentral Energy	159	295	17